RISK MANAGEMENT - Interest Rate Benchmark Reform (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Derivative financial assets	$ 2,454,005	$ 2,800,719
TOTAL ASSETS	289,855,048	255,568,505
Liabilities
Term deposits	59,492,839	61,083,519
TOTAL LIABILITIES	255,929,590	227,453,292
Interest Rate Benchmark Reform | USD LIBOR
Assets
Loans	24,077,401	16,144,745
Bonds	954,238	522,796
Derivative financial assets	170,402	124,822
TOTAL ASSETS	25,202,041	16,792,363
Liabilities
Loans	4,123,825	5,526,743
Term deposits	11,700	3,168
TOTAL LIABILITIES	$ 4,135,525	$ 5,529,911